Prepayments and other current assets, net	12 Months Ended
Dec. 31, 2024
Prepayments and other current assets, net
Prepayments and other current assets, net

7.Prepayments and other current assets, net

Prepayments and other current assets, net, consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Deposits to financial partners and other vendors	3,663	2,267
Prepaid expenses	706	237
Receivables from third-party online payment platforms and business partners	1,880	1,810
Deductible input VAT	835	740
Others	641	1,514
Total prepayments and other current assets	7,725	6,568
Allowance for credit losses	(3,120)	(4,959)
Total prepayments and other current assets, net	4,605	1,609

For the years ended December 31, 2022, 2023 and 2024, the Group made allowance for prepayments and other current assets in the amount of RMB8,781, RMB1,584 and RMB2,257, respectively.